Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of other current liabilities
Other current liabilities consist of the following:

	As of
	June 30, 2023	December 31, 2022
	(Euros in thousands)
Income tax liability	4,298	4,298
Payroll tax	1,840	3,426
Accrual for vacation	1,400	806
Accrued bonuses	—	680
Other liabilities	391	156

Total	7,929	9,366